Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Technology development costs	$ 81,698	$ 129,945		$ 471,366	$ 290,664
Software acquired	1,690,664			$ 1,690,664		$ 0
Depreciation expense	$ 20,388	$ 20,974	$ 475		$ 950